RELATED-PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED-PARTY BALANCES AND TRANSACTIONS
RELATED-PARTY BALANCES AND TRANSACTIONS

15.RELATED-PARTY BALANCES AND TRANSACTIONS

(a)Related parties

Name of related parties	Relationship with the Group
Toyota Motor Corporation (“TMC”)	Shareholder of the Group
Sinotrans Limited (“Sinotrans”)	Non-controlling shareholder of Cyantron Logistics
Zhuifeng Intelligent Technology (Guangzhou) Co., Ltd (“Zhuifeng Intelligent”)	Equity method investee

(b)The Group had the following balances and transactions with major related parties:

	As of December 31,
Amounts due from related parties	2024	2025
TMC (trade nature)	5	7
Sinotrans (trade nature)	8,317	10,153
Zhuifeng Intelligent (trade nature)	—	1,178
Total	8,322	11,338

	As of December 31,
Amounts due to related parties	2024	2025
Sinotrans (trade nature)	900	1,422
Total	900	1,422

	Year ended December 31,
Revenues	2023	2024	2025
TMC	612	107	75
Sinotrans	22,491	30,719	29,625
Zhuifeng Intelligent	—	—	1,111
Total	23,103	30,826	30,811

	As of December 31,
Operating and finance lease	2024	2025
Operating lease liabilities
Sinotrans	73	39
Finance lease liabilities
Sinotrans	1,688	1,334

	Year ended December 31,
Operating and finance lease	2023	2024	2025
Cost:
Sinotrans	1,191	1,433	839
Selling, general and administrative expenses:
Sinotrans	37	37	37
Interest expense:
Sinotrans	107	111	75